Lease	12 Months Ended
Dec. 31, 2021
Lease
Lease

12. Lease

As a lessee:

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to ten years. Lease costs are included in either selling or general, and administrative expenses depending on the use of the underlying asset. Operating lease expenses, including the short-term lease cost which was immaterial, were RMB109,842, RMB99,349 and RMB102,321 for the years ended December 31, 2019, 2020 and 2021, respectively. Cash payments against operating lease liabilities were RMB108,490, RMB97,694 and RMB99,064 for the years ended December 31, 2019, 2020 and 2021, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Operating leases:
Operating leases right-of-use assets	274,154	223,652	35,096

Current portion of lease liabilities	86,472	91,288	14,325
Non-current portion of lease liabilities	194,384	130,956	20,550
Total operating lease liabilities	280,856	222,244	34,875

Weighted average remaining lease term (years)	3.76	2.85
Weighted average discount rate	4.53%	4.38%

The maturities of operating lease liabilities for the next five years and thereafter as of December 31, 2020 and 2021, are as follows:

	As of December 31,
	(Amount in Thousands)
	2020	2021
	RMB	RMB
Within 1 year	90,393	95,288
Between 1 and 2 years	82,151	75,197
Between 2 and 3 years	64,048	48,288
Between 3 and 4 years	48,996	14,459
Between 4 and 5 years	16,253	324
Total lease payment	301,841	233,556
Less imputed interest	(20,985)	(11,312)
Total	280,856	222,244